PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	$ 13,392,346	$ 13,174,469
Less: accumulated depreciation	(6,456,179)	(6,061,550)
Property, plant and equipment before construction in progress	6,936,167	7,112,919
Construction in progress ("CIP")	899,850	11,668
Property, plant and equipment, net	7,836,017	7,124,587
Buildings
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	5,687,114	5,817,029
Machinery
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	6,819,033	6,519,759
Furniture, fixtures, and equipment
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	605,776	601,045
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT
Total property plant and equipment, at cost	$ 280,423	$ 236,636